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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8817

ING Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Growth Opportunities Fund
ING Large Cap Value Fund
ING Mid Cap Value Fund
ING MidCap Opportunities Fund
ING Real Estate Fund
ING SmallCap Opportunities Fund
ING Value Choice Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Growth Opportunities Fund	as of August 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Consumer Discretionary: 16.3%
32,510		Brinker International, Inc.	$1,120,295	1.1
60,710		Comcast Corp. – Class A	2,035,606	1.9
25,580	@	Discovery Communications, Inc. - Class A	1,402,807	1.3
33,690		Foot Locker, Inc.	1,164,663	1.1
31,920		Gap, Inc.	1,143,375	1.1
27,930		Home Depot, Inc.	1,585,028	1.5
13,930	@	Liberty Media Corp. - Liberty Capital	1,452,620	1.4
25,640		Macy’s, Inc.	1,033,548	1.0
19,675	@	Michael Kors Holdings Ltd.	1,061,466	1.0
13,810		Petsmart, Inc.	979,405	0.9
2,250	@	Priceline.com, Inc.	1,360,283	1.3
23,870		Scripps Networks Interactive - Class A	1,410,717	1.4
26,700		Wyndham Worldwide Corp.	1,392,138	1.3
			17,141,951	16.3
		Consumer Staples: 12.1%
15,910		Beam, Inc.	928,508	0.9
58,770		Coca-Cola Enterprises, Inc.	1,735,478	1.6
25,350		Costco Wholesale Corp.	2,481,004	2.4
20,610		Estee Lauder Cos., Inc.	1,235,570	1.2
14,790		JM Smucker Co.	1,256,706	1.2
21,310	@	Monster Beverage Corp.	1,255,798	1.2
33,850		Wal-Mart Stores, Inc.	2,457,510	2.3
13,640		Whole Foods Market, Inc.	1,319,670	1.3
			12,670,244	12.1
		Energy: 4.8%
33,890	@	Cameron International Corp.	1,854,122	1.8
52,650	@	Denbury Resources, Inc.	815,548	0.8
10,040		EOG Resources, Inc.	1,087,332	1.0
15,920		National Oilwell Varco, Inc.	1,254,496	1.2
			5,011,498	4.8
		Financials: 4.2%
7,870	@	Affiliated Managers Group, Inc.	925,670	0.9
8,700		Blackrock, Inc.	1,534,419	1.5
41,090		Nasdaq Stock Market, Inc.	939,728	0.9
16,480		Reinsurance Group of America, Inc.	968,035	0.9
			4,367,852	4.2
		Health Care: 13.6%
39,690		Abbott Laboratories	2,601,283	2.5
12,250	@	Alexion Pharmaceuticals, Inc.	1,313,322	1.2
8,440	@	Biogen Idec, Inc.	1,237,220	1.2
25,490		Cardinal Health, Inc.	1,008,129	1.0
24,190	@	Cyberonics	1,207,807	1.1
23,820	@	Express Scripts Holding Co.	1,491,608	1.4
27,220	@	Gilead Sciences, Inc.	1,570,322	1.5
11,960		Perrigo Co.	1,315,241	1.3
23,340	@	Resmed, Inc.	876,884	0.8
11,330	@	Salix Pharmaceuticals Ltd.	498,067	0.5
13,950	@	Watson Pharmaceuticals, Inc.	1,134,833	1.1
			14,254,716	13.6
		Industrials: 12.9%
23,630		Acuity Brands, Inc.	1,516,101	1.4
29,000		Ametek, Inc.	994,990	1.0
35,778		Danaher Corp.	1,916,628	1.8
19,180		Equifax, Inc.	878,060	0.8
18,380		Nordson Corp.	1,080,928	1.0
11,950		Regal-Beloit Corp.	813,317	0.8
15,644		Roper Industries, Inc.	1,608,047	1.5
2,110	@	TransDigm Group, Inc.	292,488	0.3
18,750		Tyco International Ltd.	1,057,125	1.0
16,970		Union Pacific Corp.	2,060,837	2.0
22,730	@	Wesco International, Inc.	1,313,339	1.3
			13,531,860	12.9
		Information Technology: 32.2%
29,630		Analog Devices, Inc.	1,177,496	1.1
12,254		Apple, Inc.	8,151,851	7.8
16,260	@	Citrix Systems, Inc.	1,276,350	1.2
39,390	@	EMC Corp.	1,035,563	1.0
9,630	@	F5 Networks, Inc.	938,829	0.9
58,630		Flir Systems, Inc.	1,160,874	1.1
6,590	@	Google, Inc. - Class A	4,514,743	4.3
23,600		Intuit, Inc.	1,381,544	1.3
103,726		Microsoft Corp.	3,196,835	3.0
35,260	@	NetApp, Inc.	1,217,175	1.2
69,260	@	Nvidia Corp.	971,718	0.9
66,903		Oracle Corp.	2,117,480	2.0
115,390	@	QLogic Corp.	1,404,296	1.3
31,750		Qualcomm, Inc.	1,951,355	1.9
16,280	@	Teradata Corp.	1,243,466	1.2
11,230		Visa, Inc.	1,440,248	1.4
18,350		Xilinx, Inc.	622,249	0.6
			33,802,072	32.2
		Materials: 3.0%
4,930		CF Industries Holdings, Inc.	1,020,559	1.0
19,190		Eastman Chemical Co.	1,060,439	1.0
11,870		Monsanto Co.	1,033,996	1.0
			3,114,994	3.0
		Total Common Stock
		(Cost $86,266,749)	103,895,187	99.1

PORTFOLIO OF INVESTMENTS
ING Growth Opportunities Fund	as of August 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
		Mutual Funds: 2.2%
2,289,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $2,289,000)	$2,289,000	2.2
		Total Short-Term Investments
		(Cost $2,289,000)	2,289,000	2.2
		Total Investments in Securities (Cost $88,555,749)	$106,184,187	101.3
		Liabilities in Excess of Other Assets	(1,326,007)	(1.3)
		Net Assets	$104,858,180	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $89,803,489.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$18,640,606
		Gross Unrealized Depreciation	(2,259,908)
		Net Unrealized Appreciation	$16,380,698

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2012
Asset Table
Investments, at fair value
Common Stock*	$103,895,187	$—	$—	$103,895,187
Short-Term Investments	2,289,000	—	—	2,289,000
Total Investments, at fair value	$106,184,187	$—	$—	$106,184,187

*                 For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the period ended August 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Large Cap Value Fund	as of August 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Consumer Discretionary: 9.9%
96,900		CBS Corp. - Class B	$3,521,346	1.3
131,900		Comcast Corp. – Class A	4,422,607	1.7
81,042	@	Delphi Automotive PLC	2,454,762	0.9
76,000		Foot Locker, Inc.	2,627,320	1.0
160,500		Lowe’s Cos., Inc.	4,571,040	1.8
78,300		Macy’s, Inc.	3,156,273	1.2
139,000		Newell Rubbermaid, Inc.	2,492,270	1.0
48,100		Wyndham Worldwide Corp.	2,507,934	1.0
			25,753,552	9.9
		Consumer Staples: 6.7%
128,100		Altria Group, Inc.	4,350,276	1.7
115,600		Coca-Cola Enterprises, Inc.	3,413,668	1.3
31,700		JM Smucker Co.	2,693,549	1.0
33,100		Philip Morris International, Inc.	2,955,830	1.1
55,600		Wal-Mart Stores, Inc.	4,036,560	1.6
			17,449,883	6.7
		Energy: 16.8%
29,200		Diamond Offshore Drilling	1,956,984	0.8
86,700		EnCana Corp.	1,924,740	0.7
41,400	@	Ensco PLC	2,375,118	0.9
25,700		EOG Resources, Inc.	2,783,310	1.1
209,400		ExxonMobil Corp.	18,280,620	7.1
151,100		Halliburton Co.	4,950,036	1.9
39,800		National Oilwell Varco, Inc.	3,136,240	1.2
78,100	@	Rowan Companies PLC	2,747,558	1.1
37,300		Royal Dutch Shell PLC - Class A ADR	2,609,881	1.0
106,000		Statoil ASA ADR	2,710,420	1.0
			43,474,907	16.8
		Financials: 23.1%
109,500		AllianceBernstein Holding LP	1,568,040	0.6
50,600		Ameriprise Financial, Inc.	2,778,446	1.1
73,900		Axis Capital Holdings Ltd.	2,517,773	1.0
109,000		BB&T Corp.	3,437,860	1.3
102,200		Blackstone Group LP	1,378,678	0.5
105,300		Citigroup, Inc.	3,128,463	1.2
53,200		Entertainment Properties Trust	2,425,388	0.9
226,300		Fifth Third Bancorp.	3,426,182	1.3
230,500		First Niagara Financial Group, Inc.	1,818,645	0.7
176,400		JPMorgan Chase & Co.	6,551,496	2.5
329,200		Keycorp	2,775,156	1.1
53,700		PNC Financial Services Group, Inc.	3,337,992	1.3
51,000		Prudential Financial, Inc.	2,780,010	1.1
51,200		Travelers Cos., Inc.	3,314,688	1.3
148,200		US Bancorp.	4,951,362	1.9
98,600		Weingarten Realty Investors	2,753,898	1.1
229,200		Wells Fargo & Co.	7,799,676	3.0
133,400		XL Group PLC	3,084,208	1.2
			59,827,961	23.1
		Health Care: 9.7%
42,900		Abbott Laboratories	2,811,666	1.1
32,600		Baxter International, Inc.	1,912,968	0.7
63,200		Medtronic, Inc.	2,569,712	1.0
187,100		Merck & Co., Inc.	8,054,655	3.1
409,400		Pfizer, Inc.	9,768,284	3.8
			25,117,285	9.7
		Industrials: 8.8%
73,900		Ametek, Inc.	2,535,509	1.0
39,100		Boeing Co.	2,791,740	1.0
43,900		Dover Corp.	2,537,859	1.0
50,300		Fluor Corp.	2,590,450	1.0
55,300		General Dynamics Corp.	3,622,703	1.4
188,200		General Electric Co.	3,897,622	1.5
41,000		Union Pacific Corp.	4,979,040	1.9
			22,954,923	8.8
		Information Technology: 7.4%
3,800		Apple, Inc.	2,527,912	1.0
44,400		Automatic Data Processing, Inc.	2,578,752	1.0
337,900		Cisco Systems, Inc.	6,447,132	2.5
112,200		Microchip Technology, Inc.	3,898,950	1.5
119,300		Microsoft Corp.	3,676,826	1.4
			19,129,572	7.4
		Materials: 4.2%
49,200		EI Du Pont de Nemours & Co.	2,447,700	0.9
83,500		Freeport-McMoRan Copper & Gold, Inc.	3,015,185	1.2
79,600		Nucor Corp.	2,996,940	1.1
78,400		Packaging Corp. of America	2,510,368	1.0
			10,970,193	4.2
		Telecommunication Services: 4.0%
173,300		AT&T, Inc.	6,349,712	2.4
95,588		CenturyTel, Inc.	4,039,549	1.6
			10,389,261	4.0
		Utilities: 6.4%
172,200		CenterPoint Energy, Inc.	3,511,158	1.4
51,500		DTE Energy Co.	3,007,600	1.2
43,500		Entergy Corp.	2,961,480	1.1
151,800		Great Plains Energy, Inc.	3,236,376	1.2

PORTFOLIO OF INVESTMENTS
ING Large Cap Value Fund	as of August 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
128,000		UGI Corp.	$3,901,440	1.5
			16,618,054	6.4
		Total Common Stock
		(Cost $224,251,367)	251,685,591	97.0
SHORT-TERM INVESTMENTS: 2.6%
		Mutual Funds: 2.6%
6,727,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $6,727,000)	6,727,000	2.6
		Total Short-Term Investments
		(Cost $6,727,000)	6,727,000	2.6
		Total Investments in Securities (Cost $230,978,367)	$258,412,591	99.6
		Assets in Excess of Other Liabilities	996,865	0.4
		Net Assets	$259,409,456	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
		Cost for federal income tax purposes is $231,969,815.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$29,231,541
		Gross Unrealized Depreciation	(2,788,765)
		Net Unrealized Appreciation	$26,442,776

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2012
Asset Table
Investments, at fair value
Common Stock*	$251,685,591	$—	$—	$251,685,591
Short-Term Investments	6,727,000	—	—	6,727,000
Total Investments, at fair value	$258,412,591	$—	$—	$258,412,591

*                 For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended August 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Mid Cap Value Fund	as of August 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Consumer Discretionary: 11.0%
31,103	@	ANN, Inc.	$1,106,645	0.5
30,198	@	Ascena Retail Group, Inc.	597,921	0.2
106,100		Dana Holding Corp.	1,449,326	0.6
20,600		Family Dollar Stores, Inc.	1,310,984	0.5
67,300		H&R Block, Inc.	1,114,488	0.5
52,391		Jarden Corp.	2,532,057	1.1
58,000	L	Lennar Corp.	1,880,940	0.8
52,500		Maple Leaf Foods Inc.	588,511	0.2
95,100		Mattel, Inc.	3,341,814	1.4
199,500		Newell Rubbermaid, Inc.	3,577,035	1.5
10,000		Ross Stores, Inc.	691,900	0.3
689,100		Samsonite International SA	1,287,285	0.6
37,155	@	Tenneco, Inc.	1,128,397	0.5
68,200	@	Toll Brothers, Inc.	2,231,504	0.9
53,700	@	TRW Automotive Holdings Corp.	2,347,227	1.0
37,100		Virgin Media, Inc.	1,022,847	0.4
			26,208,881	11.0
		Consumer Staples: 2.3%
21,400		Bunge Ltd.	1,362,110	0.6
41,300		Dr Pepper Snapple Group, Inc.	1,850,653	0.8
15,478		Energizer Holdings, Inc.	1,066,434	0.4
22,100		Ingredion, Inc.	1,189,643	0.5
			5,468,840	2.3
		Energy: 8.6%
53,000	@	Cameron International Corp.	2,899,630	1.2
102,800	@	Cobalt International Energy, Inc.	2,334,588	1.0
18,700		Consol Energy, Inc.	564,740	0.2
31,300	@	Dresser-Rand Group, Inc.	1,584,406	0.7
8,510		EQT Corp.	459,200	0.2
15,800		Japan Petroleum Exploration Co.	617,831	0.3
60,300	@	Key Energy Services, Inc.	476,973	0.2
5,000	@	McDermott International, Inc.	55,700	0.0
30,000	@	Newfield Exploration Co.	978,900	0.4
116,404	@	Noble Corp.	4,439,649	1.9
100,600	@	Ocean Rig UDW, Inc.	1,683,038	0.7
78,950		QEP Resources, Inc.	2,265,075	0.9
68,800	@, L	SandRidge Energy, Inc.	452,016	0.2
9,700		Tidewater, Inc.	460,071	0.2
100,700		Trican Well Services Ltd.	1,215,653	0.5
			20,487,470	8.6
		Financials: 23.2%
46,300		American Assets Trust, Inc.	1,262,138	0.5
46,250		American Financial Group, Inc.	1,737,150	0.7
65,945		Ares Capital Corp.	1,138,870	0.5
43,600		BankUnited, Inc.	1,100,900	0.5
84,600	@	Beneficial Mutual Bancorp, Inc.	745,326	0.3
192,500		BR Properties SA	2,328,132	1.0
36,900		Comerica, Inc.	1,133,199	0.5
16,700		Discover Financial Services	646,791	0.3
11,500		Equity Lifestyle Properties, Inc.	790,740	0.3
21,800		Everest Re Group Ltd.	2,259,788	1.0
212,635		Fifth Third Bancorp.	3,219,294	1.4
36,940		First Midwest Bancorp., Inc.	436,262	0.2
61,500	@	Forest City Enterprises, Inc.	927,420	0.4
135,000		Hartford Financial Services Group, Inc.	2,420,550	1.0
46,800		Hatteras Financial Corp.	1,356,732	0.6
67,000		HCC Insurance Holdings, Inc.	2,216,360	0.9
117,222		Huntington Bancshares, Inc.	773,665	0.3
21,500		Iguatemi Empresa de Shopping Centers S.A.	514,225	0.2
50,800	@	Invesco Ltd.	1,202,944	0.5
461,277	L	KKR Financial Holdings LLC	4,165,331	1.7
12,100		M&T Bank Corp.	1,051,490	0.4
32,200		NYSE Euronext	806,610	0.3
20,300		PartnerRe Ltd.	1,490,020	0.6
83,433		People’s United Financial, Inc.	998,693	0.4
104,000	@	PHH Corp.	1,814,800	0.8
55,020	@	Popular, Inc.	871,517	0.4
77,050		Principal Financial Group, Inc.	2,114,252	0.9
213,500		Regions Financial Corp.	1,485,960	0.6
93,067		Reinsurance Group of America, Inc.	5,466,756	2.3
10,700		Solar Capital Ltd.	247,491	0.1
79,802		Tower Group, Inc.	1,487,509	0.6
187,700		UnumProvident Corp.	3,662,027	1.5
87,300		Weyerhaeuser Co.	2,174,643	0.9
71,000		Zions Bancorp.	1,366,750	0.6
			55,414,335	23.2
		Health Care: 7.7%
195,011	@, L	Almirall SA	1,477,111	0.6
25,600		AmerisourceBergen Corp.	986,112	0.4
160,200	@	Boston Scientific Corp.	865,080	0.4
64,900	@	Brookdale Senior Living, Inc.	1,410,277	0.6
44,000		Cigna Corp.	2,013,880	0.8
36,550		Humana, Inc.	2,561,424	1.1
74,500	@	Impax Laboratories, Inc.	1,763,415	0.7
98,500	@	Mylan Laboratories	2,321,645	1.0

PORTFOLIO OF INVESTMENTS
ING Mid Cap Value Fund	as of August 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
30,833		UCB S.A.	$1,510,779	0.7
86,900		Universal Health Services, Inc.	3,471,655	1.4
			18,381,378	7.7
		Industrials: 16.4%
92,100	@	Acacia Research - Acacia Technologies	2,425,914	1.0
464,527	@	ACCO Brands Corp.	3,061,233	1.3
30,500	@	AGCO Corp.	1,283,745	0.5
68,200		Barnes Group, Inc.	1,614,294	0.7
104,600	@	Delta Airlines, Inc.	904,790	0.4
14,700		Dover Corp.	849,807	0.3
27,600	@	Esterline Technologies Corp.	1,650,480	0.7
82,200		Fluor Corp.	4,233,300	1.8
27,467		Gardner Denver, Inc.	1,655,711	0.7
29,300		Hubbell, Inc.	2,368,026	1.0
84,500		KBR, Inc.	2,289,105	0.9
31,669	@	Kirby Corp.	1,667,373	0.7
26,236	@	Old Dominion Freight Line	1,174,848	0.5
34,300	@	Owens Corning, Inc.	1,144,248	0.5
42,700		Pentair, Inc.	1,814,750	0.7
6,250		Regal-Beloit Corp.	425,375	0.2
63,030		Republic Services, Inc.	1,742,779	0.7
8,100		SPX Corp.	517,590	0.2
172,440	@	Swift Transporation Co.	1,405,386	0.6
28,400	@	Teledyne Technologies, Inc.	1,832,084	0.8
34,500		URS Corp.	1,256,145	0.5
107,750		Werner Enterprises, Inc.	2,397,438	1.0
28,600	@	Wesco International, Inc.	1,652,508	0.7
			39,366,929	16.4
		Information Technology: 10.6%
172,117	@	Arrow Electronics, Inc.	6,239,241	2.6
60,300		Avago Technologies Ltd.	2,205,171	0.9
64,450	@	Avnet, Inc.	2,075,934	0.9
63,200		Booz Allen Hamilton Holding Corp.	1,160,352	0.5
13,550	@	CACI International, Inc.	723,435	0.3
110,500	@	Fairchild Semiconductor International, Inc.	1,604,460	0.7
26,200		Harris Corp.	1,232,186	0.5
23,100		Linear Technology Corp.	762,878	0.3
97,900	@	Microsemi Corp.	1,949,189	0.8
36,900	@	Sandisk Corp.	1,521,018	0.6
55,907	@	Skyworks Solutions, Inc.	1,702,927	0.7
108,300	@	Teradyne, Inc.	1,691,646	0.7
107,700		Western Union Co.	1,896,597	0.8
15,800	@	Zebra Technologies Corp.	589,182	0.3
			25,354,216	10.6
		Materials: 11.0%
42,500		Allegheny Technologies, Inc.	1,259,700	0.5
44,678		Ashland, Inc.	3,289,641	1.4
14,217		Celanese Corp.	543,943	0.2
72,449	@	Crown Holdings, Inc.	2,626,276	1.1
34,900		Cytec Industries, Inc.	2,389,603	1.0
24,400		FMC Corp.	1,325,408	0.6
281,546		Incitec Pivot Ltd.	851,714	0.3
54,600		International Paper Co.	1,886,976	0.8
147,200	@	Louisiana-Pacific Corp.	1,975,424	0.8
64,300		Methanex Corp.	1,916,783	0.8
162,200	@	Owens-Illinois, Inc.	2,835,256	1.2
56,700		Packaging Corp. of America	1,815,534	0.8
23,500		Reliance Steel & Aluminum Co.	1,208,605	0.5
60,238		Rexam PLC	405,242	0.2
47,256		Schweitzer-Mauduit International, Inc.	1,525,424	0.6
746,500		Yingde Gases	578,512	0.2
			26,434,041	11.0
		Telecommunication Services: 0.3%
71,378	L	Windstream Corp.	704,501	0.3
		Utilities: 6.3%
33,500		Alliant Energy Corp.	1,476,680	0.6
23,350		CMS Energy Corp.	538,684	0.2
89,350		Edison International	3,912,637	1.6
29,500		Great Plains Energy, Inc.	628,940	0.3
57,700		Northeast Utilities	2,173,559	0.9
142,300		NV Energy, Inc.	2,495,942	1.0
68,500		UGI Corp.	2,087,880	0.9
47,600		Wisconsin Energy Corp.	1,806,896	0.8
			15,121,218	6.3
		Total Common Stock
		(Cost $217,019,704)	232,941,809	97.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
		Securities Lending Collateral(cc)(1): 1.7%
1,004,114		Barclays Bank PLC, Repurchase Agreement dated 08/31/12, 0.20%, due 09/04/12 (Repurchase Amount $1,004,136, collateralized by various U.S. Government Agency Obligations, 3.500%, Market Value plus accrued interest $1,024,199, due 05/20/42)	$1,004,114	0.4

PORTFOLIO OF INVESTMENTS
ING Mid Cap Value Fund	as of August 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateral(cc)(1) (continued)
211,393		JPMorgan Chase & Co., Repurchase Agreement dated 08/31/12, 0.18%, due 09/04/12 (Repurchase Amount $211,397, collateralized by various U.S. Government Securities, 0.250%-4.500%, Market Value plus accrued interest $215,621, due 03/31/14-05/15/38)	$211,393	0.1
1,004,114		Merrill Lynch & Co., Inc., Repurchase Agreement dated 08/31/12, 0.20%, due 09/04/12 (Repurchase Amount $1,004,136, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $1,024,196, due 02/28/13-08/20/41)	1,004,114	0.4
1,004,114		Mizuho Securities USA Inc., Repurchase Agreement dated 08/31/12, 0.22%, due 09/04/12 (Repurchase Amount $1,004,138, collateralized by various U.S. Government Agency Obligations, 2.330%-8.500%, Market Value plus accrued interest $1,024,196, due 02/01/18-05/15/47)	1,004,114	0.4
1,004,114		Nomura Securities, Repurchase Agreement dated 08/31/12, 0.23%, due 09/04/12 (Repurchase Amount $1,004,139, collateralized by various U.S. Government Agency Obligations, 2.500%-6.000%, Market Value plus accrued interest $1,024,196, due 11/01/18-12/01/47)	1,004,114	0.4
			4,227,849	1.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.3%
3,058,374		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $3,058,374)	$3,058,374	1.3
		Total Short-Term Investments
		(Cost $7,286,223)	7,286,223	3.0
		Total Investments in Securities (Cost $224,305,927)	$240,228,032	100.4
		Liabilities in Excess of Other Assets	(871,826)	(0.4)
		Net Assets	$239,356,206	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $225,479,472.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$21,463,272
		Gross Unrealized Depreciation	(6,714,712)
		Net Unrealized Appreciation	$14,748,560

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2012 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
ING Mid Cap Value Fund	as of August 31, 2012 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$24,921,596	$1,287,285	$—	$26,208,881
Consumer Staples	5,468,840	—	—	5,468,840
Energy	19,869,639	617,831	—	20,487,470
Financials	55,414,335	—	—	55,414,335
Health Care	15,393,488	2,987,890	—	18,381,378
Industrials	39,366,929	—	—	39,366,929
Information Technology	25,354,216	—	—	25,354,216
Materials	24,598,573	1,835,468	—	26,434,041
Telecommunication Services	704,501	—	—	704,501
Utilities	15,121,218	—	—	15,121,218
Total Common Stock	226,213,335	6,728,474	—	232,941,809
Short-Term Investments	3,058,374	4,227,849	—	7,286,223
Total Investments, at fair value	$229,271,709	$10,956,323	$—	$240,228,032

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended August 31, 2012.

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Consumer Discretionary: 24.2%
136,769	@	Bed Bath & Beyond, Inc.	$9,186,774	1.1
272,368		Brinker International, Inc.	9,385,801	1.1
266,540	@	Discovery Communications, Inc. - Class A	14,617,054	1.8
373,905		Foot Locker, Inc.	12,925,896	1.6
450,550		Gap, Inc.	16,138,701	2.0
341,646		Harley-Davidson, Inc.	14,335,466	1.7
142,929	@	Liberty Media Corp. - Liberty Capital	14,904,636	1.8
379,730	@, L	Lions Gate Entertainment Corp.	5,612,410	0.7
332,981		Macy’s, Inc.	13,422,464	1.6
136,720	@	The Madison Square Garden, Inc.	5,770,951	0.7
230,455	@	Michael Kors Holdings Ltd.	12,433,047	1.5
569,030		Newell Rubbermaid, Inc.	10,202,708	1.2
191,490		Petsmart, Inc.	13,580,471	1.7
158,711		Ross Stores, Inc.	10,981,214	1.3
191,830		Scripps Networks Interactive - Class A	11,337,153	1.4
108,510	@	Ulta Salon Cosmetics & Fragrance, Inc.	10,199,940	1.2
291,508		Wyndham Worldwide Corp.	15,199,227	1.8
			200,233,913	24 .2
		Consumer Staples: 7.7%
162,428		Beam, Inc.	9,479,298	1.2
503,659		Coca-Cola Enterprises, Inc.	14,873,050	1.8
50,260		JM Smucker Co.	4,270,592	0.5
137,040		Mead Johnson Nutrition Co.	10,049,143	1.2
210,038	@	Monster Beverage Corp.	12,377,540	1.5
127,580		Whole Foods Market, Inc.	12,343,365	1.5
			63,392,988	7.7
		Energy: 6.5%
285,507	@	Cameron International Corp.	15,620,088	1.9
647,100	@	Denbury Resources, Inc.	10,023,579	1.2
133,785		Murphy Oil Corp.	6,867,184	0.8
184,217		Range Resources Corp.	12,009,106	1.5
260,950	@	Rowan Companies PLC	9,180,221	1.1
			53,700,178	6.5
		Financials: 7.8%
92,100	@	Affiliated Managers Group, Inc.	10,832,802	1.3
184,736		Ameriprise Financial, Inc.	10,143,854	1.2
66,059		Digital Realty Trust, Inc.	4,922,056	0.6
581,497		Fifth Third Bancorp.	8,803,865	1.1
129,241		Marsh & McLennan Cos., Inc.	4,416,165	0.5
381,740		Nasdaq Stock Market, Inc.	8,730,394	1.1
242,190		Tanger Factory Outlet Centers, Inc.	8,125,474	1.0
330,685		UDR, Inc.	8,349,796	1.0
			64,324,406	7.8
		Health Care: 11.9%
151,384	@	Alexion Pharmaceuticals, Inc.	16,229,879	2.0
179,558		Cardinal Health, Inc.	7,101,519	0.9
166,884		Cooper Cos., Inc.	13,993,223	1.7
133,937	@	Laboratory Corp. of America Holdings	11,779,759	1.4
143,661		Perrigo Co.	15,798,400	1.9
293,840	@	Resmed, Inc.	11,039,569	1.3
127,410	@	Salix Pharmaceuticals Ltd.	5,600,944	0.7
31,258	@	Waters Corp.	2,506,579	0.3
175,675	@	Watson Pharmaceuticals, Inc.	14,291,161	1.7
			98,341,033	11.9
		Industrials: 14.3%
192,885		Acuity Brands, Inc.	12,375,502	1.5
353,797		Ametek, Inc.	12,138,775	1.5
150,692	@	BE Aerospace, Inc.	6,066,860	0.7
113,663		Dover Corp.	6,570,858	0.8
211,810		Equifax, Inc.	9,696,662	1.2
68,517		Fluor Corp.	3,528,626	0.4
175,570		Nordson Corp.	10,325,272	1.3
196,487		Pall Corp.	10,906,993	1.3
123,493		Regal-Beloit Corp.	8,404,934	1.0
145,903		Roper Industries, Inc.	14,997,369	1.8
24,915	@	TransDigm Group, Inc.	3,453,717	0.4
340,052		Waste Connections, Inc.	9,844,505	1.2
174,916	@	Wesco International, Inc.	10,106,646	1.2
			118,416,719	14.3
		Information Technology: 18.9%
294,810	@	Adobe Systems, Inc.	9,218,709	1.1
272,792		Analog Devices, Inc.	10,840,754	1.3
206,704	@	Citrix Systems, Inc.	16,058,834	1.9
117,050	@	F5 Networks, Inc.	11,411,204	1.4
454,300		Flir Systems, Inc.	8,995,140	1.1
93,080	@	Gartner, Inc.	4,597,221	0.6
276,238		Intuit, Inc.	16,170,973	2.0
338,002		Jabil Circuit, Inc.	7,699,686	0.9
244,518	@	Micros Systems, Inc.	12,387,282	1.5
490,224	@	NetApp, Inc.	16,922,532	2.0
564,894	@	Nvidia Corp.	7,925,463	1.0
548,718	@	QLogic Corp.	6,677,898	0.8
177,350	@	Teradata Corp.	13,545,993	1.6
334,502		Western Union Co.	5,890,580	0.7
242,057		Xilinx, Inc.	8,208,153	1.0
			156,550,422	18.9

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: 3.9%
35,117		CF Industries Holdings, Inc.	$7,269,570	0.9
226,730		Eastman Chemical Co.	12,529,100	1.5
379,794		Packaging Corp. of America	12,161,004	1.5
			31,959,674	3.9
		Telecommunication Services: 2.2%
311,748	@	SBA Communications Corp.	18,636,295	2.2
		Total Common Stock
		(Cost $718,243,391)	805,555,628	97.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
		Securities Lending Collateral(cc)(1): 0.6%
1,080,324		Barclays Bank PLC, Repurchase Agreement dated 08/31/12, 0.20%, due 09/04/12 (Repurchase Amount $1,080,348, collateralized by various U.S. Government Agency Obligations, 3.500%, Market Value plus accrued interest $1,101,933, due 05/20/42)	$1,080,324	0.2
227,434		JPMorgan Chase & Co., Repurchase Agreement dated 08/31/12, 0.18%, due 09/04/12 (Repurchase Amount $227,438, collateralized by various U.S. Government Securities, 0.250%-4.500%, Market Value plus accrued interest $231,983, due 03/31/14-05/15/38)	227,434	0.1
1,080,324		Merrill Lynch & Co., Inc., Repurchase Agreement dated 08/31/12, 0.20%, due 09/04/12 (Repurchase Amount $1,080,348, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $1,101,931, due 02/28/13-08/20/41)	1,080,324	0.1
1,080,324		Mizuho Securities USA Inc., Repurchase Agreement dated 08/31/12, 0.22%, due 09/04/12 (Repurchase Amount $1,080,350, collateralized by various U.S. Government Agency Obligations, 2.330%-8.500%, Market Value plus accrued interest $1,101,931, due 02/01/18-05/15/47)	1,080,324	0.1
1,080,324		Morgan Stanley, Repurchase Agreement dated 08/31/12, 0.20%, due 09/04/12 (Repurchase Amount $1,080,348, collateralized by various U.S. Government Agency Obligations, 2.329%-5.973%, Market Value plus accrued interest $1,101,931, due 01/01/34-07/01/42)	1,080,324	0.1
			4,548,730	0.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.8%
23,337,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $23,337,000)	$23,337,000	2.8
		Total Short-Term Investments
		(Cost $27,885,730)	27,885,730	3.4
		Total Investments in Securities (Cost $746,129,121)	$833,441,358	100.8
		Liabilities in Excess of Other Assets	(6,592,154)	(0.8)
		Net Assets	$826,849,204	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2012 (Unaudited) (continued)

Cost for federal income tax purposes is $747,079,842.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$102,489,299
Gross Unrealized Depreciation	(16,127,783)
Net Unrealized Appreciation	$86,361,516

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2012
Asset Table
Investments, at fair value
Common Stock*	$805,555,628	$—	$—	$805,555,628
Short-Term Investments	23,337,000	4,321,296	—	27,885,730
Total Investments, at fair value	$828,892,628	$4,321,296	$—	$833,441,358

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the period ended August 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of August 31, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.7%
	Financials: 98.7%
44,470	Alexandria Real Estate Equities, Inc.	$3,286,333	0.3
278,000	American Campus Communities, Inc.	12,960,360	1.2
123,300	American Tower Corp.	8,680,320	0.8
261,169	AvalonBay Communities, Inc.	36,960,637	3.3
533,800	Boston Properties, Inc.	59,854,994	5.4
425,000	BRE Properties, Inc.	21,216,000	1.9
639,400	CBL & Associates Properties, Inc.	13,663,978	1.2
548,200	Colonial Properties Trust	12,016,544	1.1
552,278	CubeSmart	7,124,386	0.6
1,232,500	DDR Corp.	18,758,650	1.7
146,500	Digital Realty Trust, Inc.	10,915,715	1.0
792,700	Douglas Emmett, Inc.	19,016,873	1.7
1,244,600	Duke Realty Corp.	18,046,700	1.6
859,339	Equity Residential	51,904,076	4.7
157,100	Essex Property Trust, Inc.	23,876,058	2.2
211,100	Federal Realty Investment Trust	22,779,801	2.1
1,696,942	General Growth Properties, Inc.	34,923,067	3.2
1,113,400	HCP, Inc.	51,060,524	4.6
682,200	Health Care Real Estate Investment Trust, Inc.	39,867,768	3.6
487,300	Healthcare Realty Trust, Inc.	11,821,898	1.1
396,100	Highwoods Properties, Inc.	12,916,821	1.2
2,912,355	Host Hotels & Resorts, Inc.	44,559,032	4.0
436,900	Kilroy Realty Corp.	20,626,049	1.9
1,733,123	Kimco Realty Corp.	35,217,059	3.2
375,200	LaSalle Hotel Properties	10,224,200	0.9
597,900	Liberty Property Trust	22,050,552	2.0
591,125	Macerich Co.	35,213,316	3.2
189,281	Pebblebrook Hotel Trust	4,472,710	0.4
436,500	Post Properties, Inc.	22,283,325	2.0
1,185,002	ProLogis, Inc.	40,491,518	3.7
352,602	Public Storage, Inc.	51,324,747	4.6
792,689	Simon Property Group, Inc.	125,799,744	11.4
411,300	SL Green Realty Corp.	33,150,780	3.0
103,100	Starwood Hotels & Resorts Worldwide, Inc.	5,683,903	0.5
369,200	Tanger Factory Outlet Centers, Inc.	12,386,660	1.1
295,600	Taubman Centers, Inc.	23,653,912	2.1
1,227,504	UDR, Inc.	30,994,476	2.8
796,357	Ventas, Inc.	52,153,420	4.7
365,964	Vornado Realty Trust	29,705,298	2.7

	Total Common Stock
	(Cost $697,900,979)	1,091,642,204	98.7
SHORT-TERM INVESTMENTS: 1.3%
	Mutual Funds: 1.3%
14,689,535	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $14,689,535)	14,689,535	1.3
	Total Short-Term Investments
	(Cost $14,689,535)	14,689,535	1.3
	Total Investments in Securities (Cost $712,590,514)	$1,106,331,739	100.0
	Liabilities in Excess of Other Assets	(340,204)	—
	Net Assets	$1,105,991,535	100.0

	Cost for federal income tax purposes is $829,558,950.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$276,772,789
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$276,772,789

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of August 31, 2012 (Unaudited) (continued)

Percentage of
Industry Diversification	Net Assets
Retail REITs	29.2%
Specialized REITs	25.3
Residential REITs	19.2
Office REITs	14.5
Diversified REITs	6.3
Industrial REITs	3.7
Hotels, Resorts & Cruise Lines	0.5
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	—
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of August 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2012
Asset Table
Investments, at fair value
Common Stock*	$1,091,642,204	$—	$—	$1,091,642,204
Short-Term Investments	14,689,535	—	—	14,689,535
Total Investments, at fair value	$1,106,331,739	$—	$—	$1,106,331,739

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the period ended August 31, 2012.

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.8%
		Consumer Discretionary: 18.4%
43,843		Arbitron, Inc.	$1,541,958	0.8
33,376	@	Arctic Cat, Inc.	1,443,846	0.8
27,400	@	Bally Technologies, Inc.	1,213,546	0.6
28,400	@	Childrens Place Retail Stores, Inc.	1,617,096	0.8
65,396		Cinemark Holdings, Inc.	1,531,574	0.8
53,590	@	Collective Brands, Inc.	1,159,688	0.6
89,311		Cooper Tire & Rubber Co.	1,785,327	0.9
85,600		Dana Holding Corp.	1,169,296	0.6
110,400	@	Express, Inc.	1,723,344	0.9
82,100		Finish Line	1,885,016	1.0
33,200		Gildan Activewear, Inc.	1,008,616	0.5
24,077	@	Hibbett Sporting Goods, Inc.	1,397,429	0.7
66,178	@, L	Imax Corp.	1,337,457	0.7
49,700	@	Jack in the Box, Inc.	1,296,673	0.7
49,819	@	Life Time Fitness, Inc.	2,365,406	1.2
26,851	@	LKQ Corp.	1,013,357	0.5
10,956	@	Lumber Liquidators	511,207	0.3
50,450		Monro Muffler, Inc.	1,707,733	0.9
128,688		OfficeMax, Inc.	747,677	0.4
41,255		Pool Corp.	1,625,034	0.8
62,500	@	Sally Beauty Holdings, Inc.	1,718,750	0.9
164,200	@	Smith & Wesson Holding Corp.	1,320,168	0.7
27,163	@	Steiner Leisure Ltd.	1,269,599	0.7
28,658		Vail Resorts, Inc.	1,477,320	0.8
77,531	@	Wet Seal, Inc.	224,840	0.1
26,680		Wyndham Worldwide Corp.	1,391,095	0.7
			35,483,052	18.4
		Consumer Staples: 2.0%
28,100		Casey’s General Stores, Inc.	1,589,055	0.8
26,100	@	Elizabeth Arden, Inc.	1,214,694	0.6
51,750		Flowers Foods, Inc.	1,068,638	0.6
			3,872,387	2.0
		Energy: 6.3%
64,681	@	Bill Barrett Corp.	1,418,454	0.7
53,700	@, L	C&J Energy Services, Inc.	1,080,981	0.6
66,300	@	Carrizo Oil & Gas, Inc.	1,673,412	0.9
25,100	@	Dril-Quip, Inc.	1,758,004	0.9
107,300	@	Key Energy Services, Inc.	848,743	0.4
41,866	@	McMoRan Exploration Co.	528,768	0.3
34,900	@	Rosetta Resources, Inc.	1,498,606	0.8
64,600	@	Swift Energy Co.	1,259,054	0.7
33,400	@	Unit Corp.	1,328,652	0.7
17,200		World Fuel Services Corp.	640,012	0.3
			12,034,686	6.3
		Financials: 7.7%
13,800	@	Affiliated Managers Group, Inc.	1,623,156	0.9
40,500		Coresite Realty Corp.	1,101,195	0.6
74,880	@	DFC Global Corp.	1,394,266	0.7
54,637	@	Ezcorp, Inc.	1,237,528	0.7
66,687	@	Financial Engines, Inc.	1,420,433	0.7
268,434		Hersha Hospitality Trust	1,336,801	0.7
23,000		Home Properties, Inc.	1,468,550	0.8
25,041	@	Signature Bank	1,618,400	0.8
22,200	@	Stifel Financial Corp.	725,496	0.4
24,400	@	SVB Financial Group	1,414,956	0.7
42,100		Tanger Factory Outlet Centers, Inc.	1,412,455	0.7
			14,753,236	7.7
		Health Care: 18.1%
26,300	@	Acorda Therapeutics, Inc.	600,955	0.3
5,100	@	BioMarin Pharmaceuticals, Inc.	190,434	0.1
10,909	@	Bio-Rad Laboratories, Inc.	1,095,045	0.6
37,434	@	Centene Corp.	1,520,195	0.8
30,065		Chemed Corp.	1,985,192	1.0
33,300	@	Cubist Pharmaceuticals, Inc.	1,538,460	0.8
22,233	@	Haemonetics Corp.	1,637,905	0.9
106,344	@	Healthsouth Corp.	2,435,278	1.3
53,100	@	Impax Laboratories, Inc.	1,256,877	0.7
26,200	@, L	Incyte Corp., Ltd.	524,262	0.3
82,000	@	InterMune, Inc.	604,340	0.3
23,836	@	IPC The Hospitalist Co., Inc.	1,053,313	0.5
34,200	@	Luminex Corp.	661,428	0.3
82,900	@	Masimo Corp.	1,830,432	1.0
39,300	@	Medicines Co.	1,009,617	0.5
22,319	@	Mednax, Inc.	1,546,260	0.8
92,625	@	Merit Medical Systems, Inc.	1,319,906	0.7
30,000	@	Momenta Pharmaceuticals, Inc.	423,300	0.2
91,622	@, L	Nektar Therapeutics	786,117	0.4
31,974	@	Neogen Corp.	1,248,265	0.7
57,100	@	Omnicell, Inc.	819,956	0.4
32,604	@, L	OncoGenex Pharmaceutical, Inc.	446,349	0.2
6,536	@	Onyx Pharmaceuticals, Inc.	470,069	0.2
76,000	@	Optimer Pharmaceuticals, Inc.	1,142,280	0.6
53,700		Owens & Minor, Inc.	1,503,063	0.8
38,138	@	PSS World Medical, Inc.	823,399	0.4
11,400	@	Salix Pharmaceuticals Ltd.	501,144	0.3
10,700	@, L	Seattle Genetics, Inc.	283,978	0.1
32,846		Steris Corp.	1,124,647	0.6
26,552	@	Theravance, Inc.	708,142	0.4
30,900	@	Thoratec Corp.	1,047,201	0.5
33,299		Universal Health Services, Inc.	1,330,295	0.7

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
40,393	@	Vanda Pharmaceuticals, Inc.	$177,325	0.1
161,422	@	Vical, Inc.	585,962	0.3
30,300	@	Vivus, Inc.	649,935	0.3
			34,881,326	18.1
		Industrials: 17.1%
67,916		Actuant Corp.	1,909,798	1.0
36,900		Acuity Brands, Inc.	2,367,504	1.2
11,486	@	Allegiant Travel Co.	760,833	0.4
17,260	@	Clean Harbors, Inc.	938,771	0.5
44,600	@	EnPro Industries, Inc.	1,674,284	0.9
41,600	@	Genesee & Wyoming, Inc.	2,644,096	1.4
32,800		Geo Group, Inc.	862,968	0.4
44,557		Gorman-Rupp Co.	1,227,100	0.6
54,295		Healthcare Services Group	1,149,425	0.6
42,187	@	HUB Group, Inc.	1,269,829	0.7
34,500	@	Huron Consulting Group, Inc.	1,113,315	0.6
109,300		Knight Transportation, Inc.	1,562,990	0.8
20,867	@	Portfolio Recovery Associates, Inc.	2,094,003	1.1
20,339		Regal-Beloit Corp.	1,384,272	0.7
53,500		Simpson Manufacturing Co., Inc.	1,360,505	0.7
56,724	@	SYKES Enterprises, Inc.	765,207	0.4
26,600	@	Teledyne Technologies, Inc.	1,715,966	0.9
38,600		Toro Co.	1,435,920	0.7
57,912	@	TrueBlue, Inc.	899,373	0.5
59,866		Waste Connections, Inc.	1,733,121	0.9
17,300		Watsco, Inc.	1,305,458	0.7
30,500		Watts Water Technologies, Inc.	1,117,825	0.6
46,000		Woodward Governor Co.	1,606,780	0.8
			32,899,343	17.1
		Information Technology: 22.4%
42,300	@, L	Acme Packet, Inc.	807,507	0.4
54,700		Adtran, Inc.	1,109,863	0.6
72,685	@	Advanced Energy Industries, Inc.	928,187	0.5
21,503	@	Ansys, Inc.	1,498,759	0.8
14,000	@	Ariba, Inc.	625,660	0.3
59,100	@	Aruba Networks, Inc.	1,161,315	0.6
86,500	@	Aspen Technology, Inc.	2,108,870	1.1
98,936	@	Bankrate, Inc.	1,699,721	0.9
73,526		Blackbaud, Inc.	1,792,564	0.9
67,633	@	Cardtronics, Inc.	1,910,632	1.0
25,900	@	Coherent, Inc.	1,219,631	0.6
19,700	@	Commvault Systems, Inc.	993,274	0.5
45,800	@	Exa Corp.	478,152	0.3
126,338	@	Formfactor, Inc.	643,060	0.3
12,432	@	Fortinet, Inc.	329,572	0.2
239,021	@	Integrated Device Technology, Inc.	1,271,592	0.7
38,800		j2 Global, Inc.	1,143,436	0.6
31,400	@	Kenexa Corp.	1,439,376	0.7
15,000	@	Liquidity Services, Inc.	785,850	0.4
57,700	@	LogMeIn, Inc.	1,268,246	0.7
28,200	@	Micros Systems, Inc.	1,428,612	0.7
45,700		MKS Instruments, Inc.	1,238,927	0.6
48,578	@	Monolithic Power Systems, Inc.	1,047,342	0.5
53,470		National Instruments Corp.	1,377,387	0.7
17,100	@	Netscout Systems, Inc.	406,125	0.2
92,100	@	Parametric Technology Corp.	1,957,125	1.0
48,638	@	Plexus Corp.	1,453,790	0.8
133,500	@	PMC - Sierra, Inc.	780,975	0.4
109,000	@	Polycom, Inc.	1,135,780	0.6
65,900	@	QLIK Technologies, Inc.	1,393,785	0.7
33,800	@, L	RealPage, Inc.	862,238	0.5
45,400	@	Riverbed Technolgoy, Inc.	907,546	0.5
33,700	@	SciQuest, Inc.	567,845	0.3
70,100	@	Semtech Corp.	1,718,852	0.9
112,600	@	ServiceSource International, Inc.	1,042,676	0.5
45,000	@	Synaptics, Inc.	1,368,900	0.7
54,600	@	Synchronoss Technologies, Inc.	1,256,346	0.7
			43,159,518	22.4
		Materials: 3.8%
36,406		Buckeye Technologies, Inc.	1,103,830	0.6
75,600		Commercial Metals Co.	963,144	0.5
46,800		HB Fuller Co.	1,423,188	0.7
202,400		Hecla Mining Co.	1,094,984	0.6
18,887		Minerals Technologies, Inc.	1,280,728	0.7
66,400		Worthington Industries	1,387,760	0.7
			7,253,634	3.8
		Total Common Stock
		(Cost $169,086,486)	184,337,182	95.8
EXCHANGE-TRADED FUNDS: 1.9%
39,303		iShares Russell 2000 Growth Index Fund	3,654,786	1.9
		Total Exchange-Traded Funds
		(Cost $3,472,533)	3,654,786	1.9
		Total Long-Term Investments
		(Cost $172,559,019)	187,991,968	97.7

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.8%
		Securities Lending Collateral(cc)(1): 3.1%
1,441,512		Barclays Bank PLC, Repurchase Agreement dated 08/31/12, 0.20%, due 09/04/12 (Repurchase Amount $1,441,544, collateralized by various U.S. Government Agency Obligations, 3.500%, Market Value plus accrued interest $1,470,346, due 05/20/42)	$1,441,512	0.8
303,474		JPMorgan Chase & Co., Repurchase Agreement dated 08/31/12, 0.17%, due 09/04/12 (Repurchase Amount $303,480, collateralized by various U.S. Government Securities, 0.250%-4.500%, Market Value plus accrued interest $309,544, due 03/31/14-05/15/38)	303,474	0.2
1,441,512		Merrill Lynch & Co., Inc., Repurchase Agreement dated 08/31/12, 0.20%, due 09/04/12 (Repurchase Amount $1,441,544, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $1,470,342, due 02/28/13-08/20/41)	1,441,512	0.7
1,441,512		Mizuho Securities USA Inc., Repurchase Agreement dated 08/31/12, 0.22%, due 09/04/12 (Repurchase Amount $1,441,547, collateralized by various U.S. Government Agency Obligations, 2.330%-8.500%, Market Value plus accrued interest $1,470,343, due 02/01/18-05/15/47)	1,441,512	0.7
1,441,512		Morgan Stanley, Repurchase Agreement dated 08/31/12, 0.20%, due 09/04/12 (Repurchase Amount $1,441,544, collateralized by various U.S. Government Agency Obligations, 2.329%-5.973%, Market Value plus accrued interest $1,470,343, due 01/01/34-07/01/42)	1,441,512	0.7
			6,069,522	3.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.7%
5,183,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $5,183,000)	$5,183,000	2.7
		Total Short-Term Investments (Cost $11,252,522)	11,252,522	5.8
		Total Investments in Securities (Cost $183,811,541)	$199,244,490	103.5
		Liabilities in Excess of Other Assets	(6,768,997)	(3.5)
		Net Assets	$192,475,493	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $186,146,974.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$24,061,895
		Gross Unrealized Depreciation	(10,964,379)
		Net Unrealized Appreciation	$13,097,516

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2012 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2012 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2012
Asset Table
Investments, at fair value
Common Stock*	$184,337,182	$—	$—	$184,337,182
Exchange-Traded Funds	3,654,786	—	—	3,654,786
Short-Term Investments	5,183,000	6,069,522	—	11,252,522
Total Investments, at fair value	$193,174,968	$6,069,522	$—	$199,244,490

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended August 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of August 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Consumer Discretionary: 2.7%
208,250		Interpublic Group of Cos., Inc.	$2,215,780	0.6
17,894		Scholastic Corp.	546,662	0.1
42,974		Time Warner Cable, Inc.	3,816,951	1.0
89,653		Time Warner, Inc.	3,725,082	1.0
			10,304,475	2.7
		Consumer Staples: 11.3%
284,485		Archer-Daniels-Midland Co.	7,609,974	2.1
341,382		Kroger Co.	7,605,991	2.0
89,486		Molson Coors Brewing Co.	3,985,707	1.1
392,607	@	Smithfield Foods, Inc.	7,585,167	2.0
482,187		Tyson Foods, Inc.	7,551,048	2.0
221,492		Walgreen Co.	7,920,554	2.1
			42,258,441	11.3
		Energy: 18.5%
816,539		Arch Coal, Inc.	4,989,053	1.3
132,315		Baker Hughes, Inc.	6,033,564	1.6
134,224		BP PLC ADR	5,645,461	1.5
358,823		Cameco Corp.	7,843,871	2.1
204,308	L	Chesapeake Energy Corp.	3,953,360	1.0
185,353		Consol Energy, Inc.	5,597,661	1.5
64,901		Devon Energy Corp.	3,753,225	1.0
411,863		Gazprom OAO ADR	3,980,656	1.1
112,212		Hess Corp.	5,670,072	1.5
184,734		Peabody Energy Corp.	3,995,796	1.1
69,264	@	Southwestern Energy Co.	2,156,188	0.6
294,875		Talisman Energy, Inc.	4,110,558	1.1
47,363		Transocean Ltd.	2,322,208	0.6
790,153	@	Weatherford International Ltd.	9,292,199	2.5
			69,343,872	18.5
		Financials: 16.3%
87,061		Ageas ADR	1,919,347	0.5
445,587	@	American International Group, Inc.	15,297,002	4.1
107,200	@	Aon PLC	5,570,112	1.5
111,465		Axis Capital Holdings Ltd.	3,797,612	1.0
159,397		Endurance Specialty Holdings Ltd.	6,026,801	1.6
294,124		Loews Corp.	11,956,141	3.2
65,433		Northern Trust Corp.	3,038,708	0.8
655,531		Old Republic International Corp.	5,657,232	1.5
1,323,117		Sumitomo Mitsui Trust Holdings, Inc. ADR	3,612,109	1.0
368,125	@	UBS AG	4,104,594	1.1
			60,979,658	16.3
		Health Care: 5.9%
95,000		Aetna, Inc.	3,648,950	1.0
811,602	@, L	Dendreon Corp.	3,644,093	1.0
163,624	@	Forest Laboratories, Inc.	5,676,117	1.5
57,220	@	Health Net, Inc.	1,330,365	0.3
153,081		Teva Pharmaceutical Industries Ltd. ADR	6,058,946	1.6
30,930		Zimmer Holdings, Inc.	1,910,855	0.5
			22,269,326	5.9
		Industrials: 6.9%
92,800	@	AGCO Corp.	3,905,952	1.0
113,040		Alliant Techsystems, Inc.	5,537,830	1.5
868,680	@	Finmeccanica SpA ADR	1,850,288	0.5
63,480		General Dynamics Corp.	4,158,575	1.1
35,604		Japan Steel Works Ltd./The ADR	1,913,715	0.5
54,974		Manpower, Inc.	2,040,085	0.6
264,056		Skywest, Inc.	2,315,771	0.6
460,970		Southwest Airlines Co.	4,121,072	1.1
			25,843,288	6.9
		Information Technology: 9.2%
393,834		Cisco Systems, Inc.	7,514,353	2.0
122,223		Computer Sciences Corp.	3,936,803	1.0
348,064		Corning, Inc.	4,173,287	1.1
391,334	@	Ingram Micro, Inc.	5,975,670	1.6
308,386		Microsoft Corp.	9,504,456	2.5
86,046	@	Western Digital Corp.	3,598,444	1.0
			34,703,013	9.2
		Materials: 16.3%
394,206		Barrick Gold Corp.	15,184,815	4.0
16,287	@	Domtar Corp.	1,177,829	0.3
241,636		Impala Platinum Holdings Ltd. ADR	3,805,767	1.0
1,545,297		Kinross Gold Corp.	13,753,143	3.7
102,198		Mosaic Co/The	5,918,286	1.6
282,068	L	Newcrest Mining Ltd. ADR	7,350,692	2.0
74,529		Newmont Mining Corp.	3,777,130	1.0
895,862	@, L	Novagold Resources, Inc.	4,165,759	1.1
155,269	@	Silver Standard Resources, Inc.	2,302,639	0.6
621,240		Stora Enso OYJ ADR	3,715,015	1.0
			61,151,075	16.3
		Telecommunication Services: 2.9%
446,542	@	NII Holdings, Inc.	2,786,422	0.7
156,344		SK Telecom Co., Ltd. ADR	2,241,973	0.6
309,227		Vivendi SA ADR	5,983,542	1.6
			11,011,937	2.9
		Utilities: 6.4%
1,400,299	L	EDF SA ADR	5,613,799	1.5
200,156		Centrais Eletricas Brasileiras SA ADR	1,811,412	0.5

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of August 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
306,725		Exelon Corp.	$11,186,261	3.0
162,000	@, L, X	Mirant Corp.	—	—
2,146,370	L	Federal Hydrogenerating Co. JSC ADR	5,305,826	1.4
			23,917,298	6.4
		Total Common Stock
		(Cost $370,647,886)	361,782,383	96.4

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.2%
		Energy: 0.2%
2,526,000		USEC, Inc., 3.000%, 10/01/14	$1,019,873	0.2
		Total Corporate Bonds/Notes
		(Cost $2,190,446)	1,019,873	0.2
		Total Long-Term Investments
		(Cost $372,838,332)	362,802,256	96.6
SHORT-TERM INVESTMENTS: 2.7%
		Securities Lending Collateral(cc)(1): 2.7%
2,368,871		Barclays Bank PLC, Repurchase Agreement dated 08/31/12, 0.20%, due 09/04/12 (Repurchase Amount $2,368,923, collateralized by various U.S. Government Agency Obligations, 3.500%, Market Value plus accrued interest $2,416,254, due 05/20/42)	2,368,871	0.7
498,707		JPMorgan Chase & Co., Repurchase Agreement dated 08/31/12, 0.17%, due 09/04/12 (Repurchase Amount $498,716, collateralized by various U.S. Government Securities, 0.250%-4.500%, Market Value plus accrued interest $508,682, due 03/31/14-05/15/38)	498,707	0.2
2,368,871		Merrill Lynch & Co., Inc., Repurchase Agreement dated 08/31/12, 0.20%, due 09/04/12 (Repurchase Amount $2,368,923, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $2,416,249, due 02/28/13-08/20/41)	2,368,871	0.6
2,368,871		Mizuho Securities USA Inc., Repurchase Agreement dated 08/31/12, 0.22%, due 09/04/12 (Repurchase Amount $2,368,928, collateralized by various U.S. Government Agency Obligations, 2.330%-8.500%, Market Value plus accrued interest $2,416,249, due 02/01/18-05/15/47)	2,368,871	0.6
2,368,871		Morgan Stanley, Repurchase Agreement dated 08/31/12, 0.20%, due 09/04/12 (Repurchase Amount $2,368,923, collateralized by various U.S. Government Agency Obligations, 2.329%-5.973%, Market Value plus accrued interest $2,416,250, due 01/01/34-07/01/42)	2,368,871	0.6
			9,974,191	2.7
		Total Short-Term Investments
		(Cost $9,974,191)	9,974,191	2.7
		Total Investments in Securities (Cost $382,812,523)	$372,776,447	99.3
		Assets in Excess of Other Liabilities	2,502,368	0.7
		Net Assets	$375,278,815	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of August 31, 2012 (Unaudited) (continued)

L	Loaned security, a portion or all of the security is on loan at August 31, 2012.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
	Cost for federal income tax purposes is $385,891,977.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$29,153,910
	Gross Unrealized Depreciation	(42,269,440)
	Net Unrealized Depreciation	$(13,115,530)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$10,304,475	$—	$—	$10,304,475
Consumer Staples	42,258,441	—	—	42,258,441
Energy	69,343,872	—	—	69,343,872
Financials	60,979,658	—	—	60,979,658
Health Care	22,269,326	—	—	22,269,326
Industrials	25,843,288	—	—	25,843,288
Information Technology	34,703,013	—	—	34,703,013
Materials	61,151,075	—	—	61,151,075
Telecommunication Services	11,011,937	—	—	11,011,937
Utilities	23,917,298	—	—	23,917,298
Total Common Stock	361,782,383	—	—	361,782,383
Corporate Bonds/Notes	—	1,019,873	—	1,019,873
Short-Term Investments	—	9,974,191	—	9,974,191
Total Investments, at fair value	$361,782,383	$10,994,064	$—	$372,776,447

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended August 31, 2012.

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Equity Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 25, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	October 25, 2012